Columbia Adaptive Risk Allocation Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 11.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	26,962,941	273,943,478
Total Alternative Strategies Funds (Cost $266,790,114)		273,943,478

Common Stocks 10.8%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	43,700	589,306
Total Health Care		589,306
Information Technology 0.0%
IT Services 0.0%
NEXTDC Ltd.(b)	98,861	1,062,231
Total Information Technology		1,062,231
Real Estate 10.8%
Diversified REITs 0.8%
Activia Properties, Inc.	335	307,997
American Assets Trust, Inc.	7,300	152,570
Broadstone Net Lease, Inc.	62,900	1,169,311
CapitaLand Integrated Commercial Trust	794,387	1,411,521
Charter Hall Group	80,542	1,232,722
Daiwa House REIT Investment Corp.	654	563,797
Federal Realty Investment Trust(c)	36,244	3,644,334
GPT Group (The)	367,424	1,339,954
H&R Real Estate Investment Trust	48,100	425,890
Heiwa Real Estate REIT, Inc.	129	132,017
Hulic REIT, Inc.	231	260,552
Kenedix Office Investment	592	680,598
Mapletree Commercial Trust	236,500	254,363
Merlin Properties Socimi SA	251,001	3,742,180
Mirvac Group	720,591	1,110,534
Mori Trust Sogo REIT, Inc.	379	192,703
NIPPON REIT Investment Corp.	144	96,221
Nomura Real Estate Master Fund, Inc.	637	697,265
Premier Investment Corp.	208	192,397
Sekisui House REIT, Inc.	810	444,986
Star Asia Investment Corp.	337	139,949
Common Stocks (continued)
Issuer	Shares	Value ($)
Stockland	410,260	1,661,618
Suntec Real Estate Investment Trust	237,100	244,017
Tokyu REIT, Inc.	90	122,929
United Urban Investment Corp.	423	509,860
Total		20,730,285
Health Care REITs 1.4%
Aedifica SA	4,151	319,113
Alexandria Real Estate Equities, Inc.(c)	30,224	2,491,667
American Healthcare REIT, Inc.	21,500	919,985
CareTrust REIT, Inc.	26,500	911,865
Cofinimmo SA	40,878	3,659,557
Healthcare Realty Trust, Inc.	52,200	907,236
Healthpeak Properties, Inc.(c)	152,261	2,731,562
Medical Properties Trust, Inc.	79,700	358,650
National Health Investors, Inc.	7,700	602,833
NorthWest Healthcare Properties Real Estate Investment Trust	35,700	130,234
Omega Healthcare Investors, Inc.	31,000	1,319,670
Parkway Life Real Estate Investment Trust	46,400	152,606
Sabra Health Care REIT, Inc.	10,600	202,566
Ventas, Inc.(c)	50,300	3,424,424
Welltower, Inc.(c)	89,480	15,057,694
Total		33,189,662
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	2,000	26,120
CapitaLand Ascott Trust	287,000	197,796
CDL Hospitality Trusts	90,700	56,167
Hoshino Resorts REIT, Inc.	64	121,196
Host Hotels & Resorts, Inc.(c)	16,200	278,802
Invincible Investment Corp.	1,062	481,303
Japan Hotel REIT Investment Corp.	724	424,962
Park Hotels & Resorts, Inc.	271,000	3,186,960
Ryman Hospitality Properties, Inc.	8,000	790,320
Sunstone Hotel Investors, Inc.	18,300	173,484
Xenia Hotels & Resorts, Inc.	13,500	190,755
Total		5,927,865

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.6%
CapitaLand Ascendas REIT	491,400	1,041,618
Dream Industrial Real Estate Investment Trust	41,800	373,152
EastGroup Properties, Inc.(c)	7,600	1,288,656
ESR-REIT	65,090	138,948
First Industrial Realty Trust, Inc.	71,900	3,781,940
Frasers Logistics & Commercial Trust(d)	388,300	275,237
GLP J-REIT	683	637,902
Goodman Group	306,571	6,860,562
Goodman Property Trust	108,356	131,045
Granite Real Estate Investment Trust	7,800	444,367
Industrial & Infrastructure Fund Investment Corp.	376	331,207
Innovative Industrial Properties, Inc.	3,100	175,646
Japan Logistics Fund, Inc.	419	279,024
LaSalle Logiport REIT	252	244,236
LXP Industrial Trust	41,900	380,452
Mapletree Industrial Trust	467,100	749,650
Mapletree Logistics Trust	579,000	550,111
Mitsubishi Estate Logistics REIT Investment Corp.	144	119,262
Mitsui Fudosan Logistics Park, Inc.	381	283,808
Montea NV	2,945	235,558
Nippon Prologis REIT, Inc.	1,060	615,915
Prologis, Inc.(c)	132,327	15,056,166
STAG Industrial, Inc.	14,800	545,380
Warehouses De Pauw CVA	161,137	4,135,902
Total		38,675,744
Office REITs 0.5%
Allied Properties Real Estate Investment Trust	25,900	350,777
BXP, Inc.	12,600	913,626
COPT Defense Properties	15,400	443,212
Cousins Properties, Inc.	24,100	710,709
Daiwa Office Investment Corp.	50	124,358
Dexus Property Group	169,917	833,782
Easterly Government Properties, Inc.	7,160	163,892
Empire State Realty Trust, Inc., Class A	198,600	1,519,290
Global One Real Estate Investment Corp.	86	86,424
Hudson Pacific Properties, Inc.(b)	14,300	40,183
Ichigo Office REIT Investment Corp.	103	67,453
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan Excellent, Inc.	130	129,421
Japan Prime Realty Investment Corp.	596	419,152
Japan Real Estate Investment Corp.	1,024	890,093
Keppel REIT	288,800	219,323
Mori Hills REIT Investment Corp.	285	275,540
Nippon Building Fund, Inc.	1,101	1,065,308
ORIX JREIT, Inc.	760	506,605
Piedmont Realty Trust, Inc.	186,400	1,578,808
Precinct Properties Group	278,153	205,941
SL Green Realty Corp.	33,300	1,894,437
Total		12,438,334
Real Estate Management & Development 2.2%
Azrieli Group Ltd.	3,614	346,412
CapitaLand Investment Ltd.	465,300	1,000,101
Cibus Nordic Real Estate AB	168,814	3,040,239
City Developments Ltd.	50,100	265,524
CTP NV(d)	56,005	1,204,272
Fabege AB	30,339	261,253
Fastighets AB Balder, Class B(b)	597,093	4,250,900
Heiwa Real Estate Co., Ltd.	9,400	144,621
Henderson Land Development Co., Ltd.	230,000	798,134
Hongkong Land Holdings Ltd.	150,300	931,909
Hulic Co., Ltd.	62,900	674,700
Hysan Development Co., Ltd.	62,000	116,601
Intea Fastigheter AB	226,799	1,750,506
Kojamo OYJ(b)	44,514	545,245
Logistea AB, Class B	458,110	727,981
Mitsubishi Estate Co., Ltd.	171,500	3,653,385
Mitsui Fudosan Co., Ltd.	371,600	3,928,642
New World Development Co., Ltd.(b)	176,000	150,731
Nomura Real Estate Holdings, Inc.	76,500	472,678
NP3 Fastigheter AB	80,635	2,151,232
Nyfosa AB	187,872	1,629,345
Pandox AB	96,050	1,738,464
Platzer Fastigheter Holding AB, Class B	182,566	1,317,477
PSP Swiss Property AG	10,886	1,810,989
Sino Land Co., Ltd.	450,000	536,126
Sirius Real Estate Ltd.	143,933	197,653
Sumitomo Realty & Development Co., Ltd.	45,300	1,860,912
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sun Hung Kai Properties Ltd.	206,500	2,439,259
Swire Properties Ltd.	161,000	436,836
Swiss Prime Site AG	59,448	8,268,212
TAG Immobilien AG	98,524	1,765,155
Tokyo Tatemono Co., Ltd.	27,400	515,052
UOL Group Ltd.	97,700	567,259
Wharf Real Estate Investment Co., Ltd.	237,000	692,252
Wihlborgs Fastigheter AB	388,895	3,863,608
Total		54,053,665
Residential REITs 1.2%
Advance Residence Investment Corp.	331	367,140
American Homes 4 Rent, Class A	24,000	859,680
AvalonBay Communities, Inc.(c)	14,080	2,757,568
Boardwalk Real Estate Investment Trust	6,000	307,656
Canadian Apartment Properties REIT	22,800	705,574
Centerspace	3,500	208,250
Comforia Residential REIT, Inc.	119	252,265
Daiwa Securities Living Investments Corp.	332	242,865
Elme Communities	9,300	158,844
Equity LifeStyle Properties, Inc.	42,800	2,580,412
Equity Residential(c)	70,800	4,681,296
Essex Property Trust, Inc.(c)	7,300	1,972,533
Independence Realty Trust, Inc.	85,400	1,546,594
InterRent Real Estate Investment Trust	25,100	244,539
Invitation Homes, Inc.(c)	167,020	5,226,056
Irish Residential Properties REIT PLC	3,337,931	3,756,654
Killam Apartment Real Estate Investment Trust	18,900	247,303
Mitsui Fudosan Accommodations Fund, Inc.	399	334,915
UDR, Inc.	39,954	1,580,980
Veris Residential, Inc.	9,300	146,289
Xior Student Housing NV(d)	5,576	197,431
Total		28,374,844
Retail REITs 1.4%
Acadia Realty Trust	19,000	380,190
AEON REIT Investment Corp.	290	259,297
Choice Properties Real Estate Investment Trust	32,900	347,602
Crombie Real Estate Investment Trust	9,900	108,418
Eurocommercial Properties NV	6,232	197,823
First Capital Realty, Inc.	24,900	350,651
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortune Real Estate Investment Trust	120,000	74,299
Frasers Centrepoint Trust	121,200	220,128
Frontier Real Estate Investment Corp.	766	455,699
Fukuoka REIT Corp.	62	77,779
Getty Realty Corp.	13,700	391,683
Hammerson PLC	109,124	423,523
InvenTrust Properties Corp.	106,700	3,176,459
Japan Retail Fund Investment Corp.	890	677,507
Kimco Realty Corp.(c)	145,200	3,265,548
Kite Realty Group Trust	93,200	2,126,824
Kiwi Property Group Ltd.	219,516	134,684
Lendlease Global Commercial REIT	339,900	158,973
Link REIT (The)	354,700	1,894,514
Macerich Co. (The)	127,000	2,336,800
Phillips Edison & Co., Inc.	17,600	619,344
Primaris Real Estate Investment Trust	20,300	222,016
Realty Income Corp.(c)	105,244	6,184,137
RioCan Real Estate Investment Trust	44,900	604,181
Scentre Group	822,844	2,193,112
Simon Property Group, Inc.(c)	32,127	5,804,064
Smart Real Estate Investment Trust	16,200	318,019
Unibail-Rodamco-Westfield	6,362	661,901
Vicinity Ltd.	755,421	1,279,040
Total		34,944,215
Specialized REITs 1.5%
American Tower Corp.	12,500	2,548,125
CubeSmart	98,100	4,014,252
Digital Realty Trust, Inc.(c)	20,700	3,470,148
Equinix, Inc.(c)	16,480	12,956,411
Extra Space Storage, Inc.	12,900	1,852,182
Four Corners Property Trust, Inc.	9,500	245,955
Iron Mountain, Inc.(c)	42,900	3,960,957
Keppel DC REIT	279,300	513,526
National Storage REIT	242,516	381,707

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Public Storage(c)	22,500	6,628,275
VICI Properties, Inc.(c)	29,500	996,510
Total		37,568,048
Total Real Estate		265,902,662
Total Common Stocks (Cost $257,874,080)		267,554,199

Foreign Government Obligations(e),(f) 12.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.7%
Republic of Austria Government Bond(d)
02/20/2035	2.950%	EUR	15,500,000	17,997,494
Belgium 0.8%
Kingdom of Belgium Government Bond(d)
10/22/2034	2.850%	EUR	7,000,000	7,962,092
06/22/2035	3.100%	EUR	5,000,000	5,754,228
06/22/2055	3.500%	EUR	5,000,000	5,091,122
Total				18,807,442
Canada 1.1%
Canadian Government Bond
06/01/2034	3.000%	CAD	38,500,000	27,353,759
China 1.2%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	7,627,894
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	7,826,321
05/25/2033	2.670%	CNY	27,130,000	4,053,931
05/25/2034	2.270%	CNY	45,000,000	6,543,012
10/15/2053	3.000%	CNY	25,000,000	4,187,930
Total				30,239,088
France 1.9%
French Republic Government Bond OAT(d),(g)
11/25/2030	0.000%	EUR	15,428,000	15,653,154
French Republic Government Bond OAT(d)
05/25/2033	3.000%	EUR	19,800,000	22,821,609
05/25/2036	1.250%	EUR	8,757,000	8,103,955
Total				46,578,718
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
02/01/2037	4.000%	EUR	4,850,000	5,849,539
Japan 1.3%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	8,225,297
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	3,339,276
03/20/2042	0.800%	JPY	613,850,000	3,303,282
03/20/2043	1.100%	JPY	868,150,000	4,801,157
Japan Government 30-Year Bond
06/20/2051	0.700%	JPY	510,700,000	2,041,183
09/20/2051	0.700%	JPY	508,500,000	2,018,615
12/20/2051	0.700%	JPY	506,900,000	1,998,429
03/20/2052	1.000%	JPY	484,850,000	2,077,088
03/20/2053	1.400%	JPY	678,750,000	3,188,382
06/20/2054	2.200%	JPY	83,300,000	469,093
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	815,547
03/20/2064	2.200%	JPY	42,600,000	219,273
Total				32,496,622
Mexico 0.5%
Mexican Bonos
11/23/2034	7.750%	MXN	252,000,000	12,619,801
New Zealand 1.3%
New Zealand Government Bond
05/15/2034	4.250%	NZD	55,000,000	32,433,616
Spain 2.1%
Spain Government Bond(d)
10/31/2034	3.450%	EUR	21,600,000	25,745,534
04/30/2035	3.150%	EUR	22,129,000	25,638,327
Total				51,383,861
Sweden 0.3%
Sweden Government Bond
03/30/2039	3.500%	SEK	51,500,000	5,937,998
United Kingdom 1.0%
United Kingdom Gilt(d)
01/22/2044	3.250%	GBP	6,710,000	6,790,792
07/31/2054	4.375%	GBP	15,500,000	17,312,423
Total				24,103,215
Total Foreign Government Obligations (Cost $320,337,375)				305,801,153

Inflation-Indexed Bonds(e) 14.6%

Canada 0.6%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	3,518,766	3,014,080
12/01/2036	3.000%	CAD	10,070,299	8,522,050
12/01/2041	2.000%	CAD	1,946,671	1,486,780
12/01/2054	0.250%	CAD	2,707,123	1,294,208
Total				14,317,118
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 1.0%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	7,470,058	9,890,857
07/25/2047	0.100%	EUR	1,343,444	1,024,908
French Republic Government Bond OAT(d)
07/25/2036	0.100%	EUR	6,367,595	6,315,945
07/25/2040	1.800%	EUR	4,589,593	5,318,782
07/25/2043	0.950%	EUR	1,150,512	1,131,828
Total				23,682,320
Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	11,655,830	13,596,297
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2033	0.100%	EUR	6,442,213	7,174,884
Total				20,771,181
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(d)
05/15/2028	1.300%	EUR	11,172,916	13,239,998
05/15/2036	1.800%	EUR	5,263,435	6,076,176
Total				19,316,174
Mexico 0.3%
Mexican Udibonos
11/22/2035	4.500%	MXN	170,778,360	8,885,060
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	16,439,469	10,278,953
Spain 0.5%
Spain Government Inflation-Linked Bond(d)
11/30/2030	1.000%	EUR	4,224,594	4,969,245
11/30/2033	0.700%	EUR	6,294,750	7,038,017
Total				12,007,262
United Kingdom 3.8%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	12,204,144	16,148,282
08/10/2031	0.125%	GBP	3,030,192	3,906,106
03/22/2034	0.750%	GBP	9,459,122	12,048,424
11/22/2037	1.125%	GBP	10,685,649	13,291,432
03/22/2039	0.125%	GBP	5,928,441	6,177,665
03/22/2044	0.125%	GBP	9,978,873	8,921,116
11/22/2047	0.750%	GBP	5,449,920	5,238,147
03/22/2050	0.500%	GBP	5,144,979	4,415,069
03/22/2052	0.250%	GBP	5,391,413	4,120,222
11/22/2056	0.125%	GBP	6,792,288	4,569,922
11/22/2065	0.125%	GBP	5,357,228	3,113,743
03/22/2068	0.125%	GBP	3,094,922	1,754,806
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom Inflation-Linked Gilt(d)
09/22/2035	1.125%	GBP	7,004,107	8,993,818
Total				92,698,752
United States 6.4%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		17,955,791	17,866,713
01/15/2028	0.500%		20,600,702	20,414,008
01/15/2029	0.875%		22,917,718	22,850,576
07/15/2029	0.250%		13,254,159	12,914,522
07/15/2030	0.125%		20,029,366	19,129,610
04/15/2032	3.375%		23,143,035	26,064,843
07/15/2034	1.875%		8,650,572	8,766,138
01/15/2035	2.125%		6,131,280	6,299,172
02/15/2042	0.750%		9,432,365	7,336,243
02/15/2043	0.625%		5,679,411	4,218,072
02/15/2045	0.750%		6,283,220	4,553,126
02/15/2050	0.250%		8,968,674	5,099,532
02/15/2053	1.500%		4,122,620	3,186,334
Total				158,698,889
Total Inflation-Indexed Bonds (Cost $409,005,557)				360,655,709

Residential Mortgage-Backed Securities - Agency 4.3%

Government National Mortgage Association TBA(h)
09/22/2055	3.000%		11,950,000	10,580,845
09/22/2055	3.500%		9,650,000	8,781,923
09/22/2055	4.000%		6,620,000	6,174,780
Uniform Mortgage-Backed Security TBA(h)
09/18/2040	2.500%		6,148,328	5,768,218
09/18/2040- 09/15/2055	3.000%		32,200,000	28,224,159
09/15/2055	3.500%		19,400,000	17,523,681
09/15/2055	4.000%		17,140,000	15,992,456
09/15/2055	4.500%		12,330,000	11,857,854
Total Residential Mortgage-Backed Securities - Agency (Cost $104,596,781)				104,903,916

U.S. Treasury Obligations 8.7%

U.S. Treasury
08/15/2030	0.625%		11,479,000	9,891,670
02/15/2031	1.125%		20,693,000	18,075,659
08/15/2031	1.250%		19,572,000	16,912,960
11/15/2031	1.375%		8,966,000	7,747,885
05/15/2033	3.375%		113,380,000	108,685,359
05/15/2034	4.375%		47,000,000	47,925,312
08/15/2034	3.875%		5,000,000	4,902,344
Total U.S. Treasury Obligations (Cost $223,744,093)				214,141,189

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)

Money Market Funds 35.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(a),(i)	877,153,289	876,890,143
Total Money Market Funds (Cost $876,937,091)		876,890,143
Total Investments in Securities (Cost: $2,459,285,091)		2,403,889,787
Other Assets & Liabilities, Net		61,075,429
Net Assets		2,464,965,216
At August 31, 2025, securities and/or cash totaling $221,690,320 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,824,613,988 JPY	94,334,748 USD	Barclays	09/02/2025	260,957	—
4,606,000 SGD	3,608,327 USD	Barclays	09/02/2025	18,583	—
319,025,009 USD	275,089,288 EUR	Barclays	09/02/2025	2,801,950	—
3,462,635 USD	26,966,000 HKD	Barclays	09/02/2025	—	(3,460)
23,539,064 USD	3,449,614,000 JPY	Barclays	09/02/2025	—	(65,116)
38,491,547 USD	368,395,000 SEK	Barclays	09/02/2025	432,326	—
275,089,288 EUR	319,936,930 USD	Barclays	10/17/2025	—	(2,806,992)
26,966,000 HKD	3,467,551 USD	Barclays	10/17/2025	3,148	—
368,395,000 SEK	38,602,121 USD	Barclays	10/17/2025	—	(433,029)
13,182,937 USD	9,751,000 GBP	Barclays	10/17/2025	1,273	—
32,868,000 CAD	23,748,555 USD	Citi	09/02/2025	—	(184,164)
40,092,000 CHF	50,485,437 USD	Citi	09/02/2025	379,832	—
26,966,000 HKD	3,448,014 USD	Citi	09/02/2025	—	(11,162)
42,227,495 USD	58,442,853 CAD	Citi	09/02/2025	327,464	—
16,298,000 EUR	18,853,983 USD	Citi	09/18/2025	—	(231,464)
58,442,853 CAD	42,316,470 USD	Citi	10/17/2025	—	(329,559)
23,798,594 USD	32,868,000 CAD	Citi	10/17/2025	185,343	—
31,007,000 AUD	20,251,372 USD	HSBC	09/02/2025	—	(41,159)
257,927,164 CNY	36,134,374 USD	HSBC	09/02/2025	—	(26,596)
42,012,000 DKK	6,599,282 USD	HSBC	09/02/2025	15,052	—
3,449,614,000 JPY	23,342,183 USD	HSBC	09/02/2025	—	(131,765)
128,012 USD	196,000 AUD	HSBC	09/02/2025	260	—
36,251,183 USD	257,927,164 CNY	HSBC	09/02/2025	—	(90,212)
96,437,721 USD	14,251,029,988 JPY	HSBC	09/02/2025	537,748	—
13,870,000 ZAR	784,876 USD	HSBC	09/02/2025	—	(1,405)
1,514,000 EUR	1,766,772 USD	HSBC	09/18/2025	—	(6,167)
247,541,000 JPY	1,680,327 USD	HSBC	09/18/2025	—	(6,948)
257,927,164 CNY	36,258,827 USD	HSBC	10/17/2025	—	(162,497)
13,759,257,988 JPY	93,561,449 USD	HSBC	10/17/2025	—	(532,214)
23,456,998 USD	3,449,614,000 JPY	HSBC	10/17/2025	133,433	—
10,495,000 GBP	13,909,827 USD	JPMorgan	09/02/2025	—	(275,215)
6,529,668 USD	42,012,000 DKK	JPMorgan	09/02/2025	54,562	—
3,577,019 USD	4,606,000 SGD	JPMorgan	09/02/2025	12,724	—
42,012,000 DKK	6,551,451 USD	JPMorgan	10/17/2025	—	(54,501)
4,606,000 SGD	3,589,745 USD	JPMorgan	10/17/2025	—	(13,021)
5,567,745 USD	8,500,000 AUD	JPMorgan	10/17/2025	—	(760)
17,930,365 USD	2,622,292,000 JPY	JPMorgan	10/17/2025	2,365	—
196,000 AUD	126,968 USD	Morgan Stanley	09/02/2025	—	(1,304)
2,196,000 EUR	2,511,037 USD	Morgan Stanley	09/02/2025	—	(58,063)
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
110,063,265 GBP	148,500,318 USD	Morgan Stanley	09/02/2025	—	(261,191)
84,249,000 MXN	4,444,243 USD	Morgan Stanley	09/02/2025	—	(69,621)
241,741,000 NOK	23,838,303 USD	Morgan Stanley	09/02/2025	—	(210,383)
368,395,000 SEK	38,549,420 USD	Morgan Stanley	09/02/2025	—	(374,454)
20,086,223 USD	31,007,000 AUD	Morgan Stanley	09/02/2025	206,308	—
21,412,809 USD	402,163,000 MXN	Morgan Stanley	09/02/2025	134,139	—
1,983,263 USD	20,112,000 NOK	Morgan Stanley	09/02/2025	17,503	—
781,750 USD	13,870,000 ZAR	Morgan Stanley	09/02/2025	4,531	—
26,088,000 AUD	16,860,703 USD	Morgan Stanley	09/18/2025	—	(217,023)
7,795,000 CAD	5,661,387 USD	Morgan Stanley	09/18/2025	—	(18,612)
8,660,000 CHF	10,739,484 USD	Morgan Stanley	09/18/2025	—	(103,580)
1,220,000 GBP	1,620,323 USD	Morgan Stanley	09/18/2025	—	(28,867)
56,180,000 HKD	7,185,136 USD	Morgan Stanley	09/18/2025	—	(25,325)
3,592,531,000 JPY	24,451,269 USD	Morgan Stanley	09/18/2025	—	(35,944)
1,017,000 NZD	599,725 USD	Morgan Stanley	09/18/2025	—	(580)
215,394,000 SEK	22,302,161 USD	Morgan Stanley	09/18/2025	—	(477,641)
10,104,000 SGD	7,864,063 USD	Morgan Stanley	09/18/2025	—	(20,398)
1,489,665 USD	14,266,000 SEK	Morgan Stanley	09/18/2025	19,089	—
31,007,000 AUD	20,101,547 USD	Morgan Stanley	10/17/2025	—	(206,157)
402,163,000 MXN	21,309,684 USD	Morgan Stanley	10/17/2025	—	(136,944)
20,112,000 NOK	1,983,715 USD	Morgan Stanley	10/17/2025	—	(17,572)
127,065 USD	196,000 AUD	Morgan Stanley	10/17/2025	1,303	—
2,874,572 USD	18,282,000 DKK	Morgan Stanley	10/17/2025	83	—
23,843,741 USD	241,741,000 NOK	Morgan Stanley	10/17/2025	211,207	—
13,870,000 ZAR	779,366 USD	Morgan Stanley	10/17/2025	—	(4,522)
4,722,000 CAD	3,428,267 USD	Standard Chartered	09/02/2025	—	(10,041)
317,914,000 MXN	16,967,924 USD	Standard Chartered	09/02/2025	—	(65,160)
53,720,853 CAD	39,322,185 USD	State Street	09/02/2025	205,534	—
298,183,288 EUR	349,527,379 USD	State Street	09/02/2025	682,750	—
24,058,471 USD	32,868,000 CAD	State Street	09/02/2025	—	(125,752)
23,604,687 USD	20,577,000 EUR	State Street	09/02/2025	468,345	—
164,490,509 USD	122,129,265 GBP	State Street	09/02/2025	579,406	—
122,129,265 GBP	164,547,055 USD	State Street	10/17/2025	—	(582,459)
113,073,000 NZD	67,666,275 USD	UBS	09/02/2025	958,859	—
65,978,095 USD	113,073,000 NZD	UBS	09/02/2025	729,321	—
113,073,000 NZD	66,083,593 USD	UBS	10/17/2025	—	(732,072)
1,571,000 GBP	2,075,307 USD	Wells Fargo	09/02/2025	—	(48,057)
426,416,000 JPY	2,836,895 USD	Wells Fargo	09/02/2025	—	(64,782)
20,112,000 NOK	1,979,420 USD	Wells Fargo	09/02/2025	—	(21,346)
49,853,270 USD	40,092,000 CHF	Wells Fargo	09/02/2025	252,335	—
5,450,702 USD	4,713,000 EUR	Wells Fargo	09/02/2025	63,036	—
23,792,117 USD	241,741,000 NOK	Wells Fargo	09/02/2025	256,569	—
3,070,000 EUR	3,571,228 USD	Wells Fargo	09/18/2025	—	(23,834)
40,092,000 CHF	50,128,159 USD	Wells Fargo	10/17/2025	—	(253,628)
7,856,766 USD	6,252,000 CHF	Wells Fargo	10/17/2025	—	(162)
33,333,467 USD	28,412,000 EUR	Wells Fargo	10/17/2025	438	—
23,575,447 USD	39,852,000 NZD	Wells Fargo	10/17/2025	—	(26,608)
2,768,570 USD	26,122,000 SEK	Wells Fargo	10/17/2025	—	(682)
Total				9,957,776	(9,630,170)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	266	12/2025	CAD	32,055,660	163,404	—
Euro-Bobl	30	09/2025	EUR	3,523,800	—	(26,960)
Euro-BTP	44	09/2025	EUR	5,291,000	—	(35,192)
Euro-Bund	66	09/2025	EUR	8,550,300	—	(125,746)

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Buxl 30-Year	164	09/2025	EUR	18,689,440	—	(1,328,980)
Euro-OAT	155	09/2025	EUR	18,896,050	—	(528,560)
Long Gilt	97	12/2025	GBP	8,780,440	—	(8,076)
MSCI EAFE Index	1,376	09/2025	USD	187,211,680	4,091,765	—
MSCI Emerging Markets Index	2,197	09/2025	USD	138,949,265	5,007,520	—
S&P 500 Index E-mini	1,804	09/2025	USD	583,842,050	39,717,477	—
S&P/TSX 60 Index	304	09/2025	CAD	103,098,560	4,510,848	—
U.S. Treasury 10-Year Note	725	12/2025	USD	81,562,500	302,725	—
U.S. Treasury Ultra 10-Year Note	1,620	12/2025	USD	185,338,125	502,942	—
Total					54,296,681	(2,053,514)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(407)	09/2025	AUD	(46,275,741)	—	(40,145)
Euro STOXX 50 Index	(393)	09/2025	EUR	(21,072,660)	—	(19,163)
FTSE 100 Index	(199)	09/2025	GBP	(18,344,815)	—	(840,294)
U.S. Treasury 5-Year Note	(707)	12/2025	USD	(77,394,406)	—	(448,679)
Total					—	(1,348,281)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 43	Morgan Stanley	06/20/2030	1.000	Quarterly	1.452	USD	201,397,000	2,984,819	—	—	2,984,819	—
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.213	USD	342,616,000	10,382,715	—	—	10,382,715	—
CDX North America Investment Grade Index, Series 44	Morgan Stanley	06/20/2030	1.000	Quarterly	0.509	USD	193,368,000	1,095,661	—	—	1,095,661	—
Total								14,463,195	—	—	14,463,195	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SONIA, ESTR, STIBOR or SARON less spreads of 40-70 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 40-45 bps on long CFDs	Monthly	Goldman Sachs International	08/21/2028	USD	156,037,357	(259,394)	348,110	88,716	—
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	762,913	3,565,749	(101,595)	(114.5)
Broadstone Net Lease, Inc.	68,200	1,144,396	123,442	139.1
Fonciere Des Regions	61,322	4,197,722	(177,939)	(200.6)
Land Securities Group PLC	—	—	0	—
Picton Property Income Ltd.	158,050	160,053	(1,546)	(1.7)
Health Care REITs
Primary Health Properties PLC	1,664,771	2,042,606	28,906	32.6
Target Healthcare REIT PLC	1,508,586	1,965,355	(15,624)	(17.6)
Welltower, Inc.	16,000	2,606,400	86,080	97.0
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	252,800	3,074,048	227,520	256.5
DiamondRock Hospitality Co.	17,900	141,410	11,814	13.3
Host Hotels & Resorts, Inc.	78,108	1,227,858	116,381	131.2
Industrial REITs
Americold Realty Trust, Inc.	282,500	4,187,110	(107,810)	(121.5)
ARGAN SA	56,311	4,375,250	(110,191)	(124.2)
LondonMetric Property PLC	1,320,104	3,389,501	(101,550)	(114.5)
STAG Industrial, Inc.	51,200	1,779,200	107,520	121.2
Tritax Big Box REIT PLC	740,645	1,385,596	5,437	6.1
Office REITs
BXP, Inc.	10,700	700,208	75,649	85.3
Vornado Realty Trust	23,700	881,877	19,434	21.9
Real Estate Management & Development
TAG Immobilien AG	493,610	8,958,537	(115,030)	(129.7)
Residential REITs
Equity LifeStyle Properties, Inc.	33,600	2,038,848	(13,104)	(14.8)
Essex Property Trust, Inc.	5,400	1,400,652	58,482	65.9
Unite Group PLC (The)	486,245	4,805,408	(215,737)	(243.2)
Retail REITs
Agree Realty Corp.	33,500	2,430,760	6,030	6.8
Capital & Counties Properties PLC	222,503	457,884	(18,523)	(20.9)
Kite Realty Group Trust	87,000	1,871,370	113,970	128.5
Klepierre	65,170	2,650,752	(106,061)	(119.6)
Macerich Co. (The)	67,100	1,154,791	79,849	90.0
NNN REIT, Inc.	26,800	1,107,376	42,612	48.0
SITE Centers Corp.	67,441	787,036	41,139	46.4
Supermarket Income REIT PLC	130,354	139,781	(1,582)	(1.8)
Unibail-Rodamco-Westfield	53,256	5,614,807	(74,067)	(83.5)
Specialized REITs
Big Yellow Group PLC	84,291	1,037,563	(86)	(0.1)
Digital Realty Trust, Inc.	9,200	1,535,480	6,808	7.7
Equinix, Inc.	2,100	1,640,751	10,248	11.6
Gaming and Leisure Properties, Inc.	108,795	5,026,329	196,919	222.0
Safestore Holdings PLC	136,311	1,191,896	(30,775)	(34.7)
VICI Properties, Inc.	17,700	575,250	22,656	25.5
Total		81,249,610	189,676

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
ICADE	(22,048)	(585,648)	49,767	56.1
Land Securities Group PLC	(261,218)	(2,032,650)	74,891	84.4
WP Carey, Inc.	(20,800)	(1,354,704)	(40,976)	(46.2)

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Hotel & Resort REITs
RLJ Lodging Trust	(297,600)	(2,127,840)	(163,680)	(184.5)
Industrial REITs
Lineage, Inc.	(77,800)	(3,142,955)	(117,643)	(132.6)
Segro PLC	(383,261)	(3,322,116)	69,724	78.6
Terreno Realty Corp	(22,000)	(1,192,180)	(78,760)	(88.8)
Office REITs
Derwent London PLC	(67,473)	(1,599,806)	46,534	52.5
Gecina SA	(6,259)	(637,551)	22,967	25.9
Great Portland Estates PLC	(503,421)	(2,207,767)	129,072	145.5
Highwoods Properties, Inc.	(29,600)	(866,392)	(66,896)	(75.4)
Inmobiliaria Colonial Socimi SA	(375,155)	(2,532,959)	56,323	63.5
JBG Smith Properties	(51,200)	(1,010,176)	(87,552)	(98.7)
Kilroy Realty Corp.	(16,900)	(654,199)	(48,672)	(54.9)
Paramount Group, Inc.	(177,500)	(1,214,100)	(63,900)	(72.0)
Workspace Group PLC	(44,259)	(252,599)	13,317	15.0
Real Estate Management & Development
Allreal Holding AG	(35,871)	(8,104,280)	(21,401)	(24.1)
Aroundtown SA	(455,784)	(1,800,541)	(8,284)	(9.3)
Atrium Ljungberg AB, Class B	(354,363)	(1,167,673)	(12,833)	(14.5)
Castellum AB	(370,303)	(4,329,045)	129,493	146.0
Catena AB	(80,420)	(3,750,511)	55,135	62.1
Citycon OYJ	(178,257)	(767,602)	16,149	18.2
Grainger PLC	(359,031)	(983,175)	39,106	44.1
Grand City Properties SA	(27,518)	(357,422)	2,480	2.8
Hiag Immobilien Holding AG	(545)	(71,905)	(176)	(0.2)
Hufvudstaden AB	(261,631)	(3,287,355)	(123,164)	(138.8)
LEG Immobilien SE	(7,706)	(661,410)	15,447	17.4
Mobimo Holding AG	(11,321)	(4,414,973)	(57,768)	(65.1)
VGP NV	(5,195)	(558,654)	(34,473)	(38.9)
Vonovia SE	(159,566)	(5,247,262)	79,981	90.2
Wallenstam AB	(769,650)	(3,624,840)	34,527	38.9
Residential REITs
Camden Property Trust	(8,800)	(932,306)	(53,119)	(59.9)
Care Property Invest NV	(34,487)	(506,858)	1,363	1.5
Retail REITs
Brixmor Property Group, Inc.	(38,322)	(1,014,383)	(58,250)	(65.7)
Curbline Properties Corp	(18,990)	(426,136)	(1,709)	(1.9)
Mercialys SA	(89,324)	(1,191,556)	57,692	65.0
Regency Centers Corp.	(8,800)	(624,976)	(13,024)	(14.7)
Urban Edge Properties	(118,000)	(2,299,820)	(141,600)	(159.6)
Specialized REITs
EPR Properties	(22,200)	(1,167,276)	(37,074)	(41.8)
National Storage Affiliates Trust	(63,900)	(1,938,087)	(121,410)	(136.9)
Shurgard Self Storage Ltd.	(20,763)	(826,058)	9,326	10.5
Total		(74,787,746)	(449,070)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate or SONIA plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2027	USD	8,081,146	(132,300)	(4,068)	—	(136,368)
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	140,000	4,258,800	126,000	(92.4)
Industrial REITs
Rexford Industrial Realty, Inc.	9,600	365,568	31,968	(23.4)
Office REITs
Brandywine Realty Trust	19,600	78,792	4,704	(3.4)
Real Estate Management & Development
Sirius Real Estate Ltd.	63,130	85,839	853	(0.6)
Residential REITs
Sun Communities, Inc.	4,200	536,634	(3,780)	2.8
Total		5,325,633	159,745

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(216,500)	(2,154,175)	(257,635)	188.9
Retail REITs
Tanger, Inc.	(18,600)	(601,338)	(34,410)	25.2
Total		(2,755,513)	(292,045)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs, and OBFR, SONIA, ESTR and SARON on short CFDs	Depreciation on underlying CFDs and OBFR, SONIA, ESTR or SARON plus a spread of 29.5-46.5 basis points on long CFDs	Monthly	UBS	05/31/2028	USD	7,143,891	236,527	(2,076)	234,451	—
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
American Assets Trust, Inc.	23,300	454,117	32,853	14.0
Residential REITs
UDR, Inc.	31,300	1,202,103	36,439	15.5
Retail REITs
Carmila SA	8,557	178,631	(6,350)	(2.7)
Hammerson PLC	66,353	263,738	(6,214)	(2.7)
Specialized REITs
Extra Space Storage, Inc.	17,225	2,360,686	112,479	48.0
Total		4,459,275	169,207

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Specialized REITs
Crown Castle International Corp.	(26,400)	(2,684,616)	67,320	28.7
Total		(2,684,616)	67,320

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.330%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.087%
ESTR	Euro Short Term Rate	1.925%
OBFR	Overnight Bank Funding Rate	4.330%
SARON	Swiss Average Rate Overnight	(0.039)%
SOFR	Secured Overnight Financing Rate	4.340%
SONIA	Sterling Overnight Index Average	3.968%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.094%
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	259,653,120	—	—	14,290,358	273,943,478	—	—	—	26,962,941
Columbia Short-Term Cash Fund, 4.463%
	1,000,987,905	382,997,222	(507,131,034)	36,050	876,890,143	—	(37,152)	9,473,844	877,153,289
Total	1,260,641,025			14,326,408	1,150,833,621	—	(37,152)	9,473,844

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $345,151,851, which represents 14.00% of total net assets.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2025 (Unaudited)
Currency Legend (continued)
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Adaptive Risk Allocation Fund  | 2025

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1QT214_05_R01_(10/25)